Financial instruments recognized in the statement of financial position and related effect on the income statement (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 189,049	€ 207,955	€ 242,206
Financial assets, fair value	189,049	207,955	242,206
Financial liabilities	63,162	72,824	48,624
Financial liabilities, fair value	63,162	72,822	48,624
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	63,162	72,822	48,624
Financial liabilities—non-current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,149	13,503	16,945
Financial liabilities, fair value	40,149	13,503	16,945
Financial liabilities—non-current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—non-current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	40,149	13,503	16,945
Financial liabilities—current portion
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,102	30,748	2,142
Financial liabilities, fair value	2,102	30,748	2,142
Financial liabilities—current portion | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Financial liabilities—current portion | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,102	30,748	2,142
Trade payables and others
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,911	28,573	29,539
Financial liabilities, fair value	20,911	28,573	29,539
Trade payables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0	0
Trade payables and others | Debt at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,911	28,573	29,539
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	136,604	159,714	190,571
Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	52,445	48,241	51,635
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,119	39,878	38,934
Financial assets, fair value	35,119	39,878	38,934
Non-current financial assets | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,119	39,878	38,934
Non-current financial assets | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Trade receivables and others
Disclosure of detailed information about financial instruments [line items]
Financial assets	52,445	48,241	51,635
Financial assets, fair value	52,445	48,241	51,635
Trade receivables and others | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Trade receivables and others | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	52,445	48,241	51,635
Short-term investments
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,260	16,080	14,845
Financial assets, fair value	17,260	16,080	14,845
Short-term investments | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,260	16,080	14,845
Short-term investments | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0	0
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	84,225	103,756	136,792
Financial assets, fair value	84,225	103,756	136,792
Cash and cash equivalents | Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	84,225	103,756	136,792
Cash and cash equivalents | Receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0	€ 0